UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2016
(unaudited)

Amount	General Obligation Bonds (45.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (6.2%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,658,484

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,504,305
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,174,077

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,239,170

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	712,128

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa3/NR/NR	1,801,964

	Hillsboro, Oregon
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	348,564

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,203,122
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,363,353

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,432,170

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,637,242
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,245,531

	Portland, Oregon Limited Tax Improvement
345,000	4.000%, 06/01/22 2011 Series A	Aa1/NR/NR	348,609
30,000	4.000%, 06/01/24 2014 Series A	Aa1/NR/NR	30,314

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	834,115

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,604,828
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,887,253

	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	1,982,272
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,069,492
1,640,000	4.000%, 06/01/26	Aa3/NR/NR	1,861,203

	Washington County, Oregon
3,800,000	5.000%, 06/01/26	Aa1/NR/NR	4,630,908
5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	5,544,678

	Total City & County		39,113,782

	Community College (4.1%)

	Blue Mountain Community College District, Umatilla County
970,000	4.000%, 06/15/27	NR/AA+/NR	1,058,513

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,035,370
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,411,076
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,386,040

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,381,060

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,640,604

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,092,410

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,109,063
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,951,198

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,798,859

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa3/NR/NR	2,219,164
1,000,000	5.000%, 06/01/29	Aa3/NR/NR	1,179,880

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,024,915

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,518,289

	Total Community College		25,806,441

	Higher Education (1.4%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,193,540
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,131,383

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,274,095
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,285,284

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,545,970

	Total Higher Education		8,430,272

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,427,363
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,232,589
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,158,380
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,382,628

	Total Hospital		5,200,960

	Housing (0.2%)

	State of Oregon Veterans' Welfare

550,000	4.800%, 12/01/22	Aa1/AA+/AA+	557,909
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	406,004

	Total Housing		963,913

	School District (22.0%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,909,400
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,775,625

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,085,200
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,017,799
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,945,674
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,157,360
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,045,469

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	A1/AA/NR	1,139,740

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,073,222
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,280,341

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,171,160
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,517,830
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,315,778

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,889,259
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,175,436

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,276
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	886,236

	Hood River County, Oregon School District
2,825,000	4.000%, 06/15/29	NR/AA+/NR	3,082,527
1,135,000	4.000%, 06/15/30	NR/AA+/NR	1,227,730
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,581,752

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,632,484

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,462,488

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,223,643
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,119,496
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,898,632
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,371,233

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,192,600
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,072,076

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	749,750

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,966,198

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,553,841

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,548,569
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,678,236

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,480,815

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,865,490

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,539,527

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,817,079
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,790,160
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,168,830

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,292,486

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,726,845

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,664,795

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,877,221

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,643,230

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,182,560

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,428,616
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,017,258

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,986,445
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,496,267
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,775,992
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,528,810
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,477,810
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,128,078
1,015,000	4.000%, 06/01/29 Series 2016	Aa3/NR/NR	1,099,357

	Washington Clackamas & Yamhill Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/25	Aa1/AA+/NR	2,413,980

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,679,321

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,473,442
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,095,490
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,083,410

	Total School Districts		138,560,374

	Special District (3.4%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,554,439

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,362,880

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,081,831
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,624,451
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,330,527

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,329,984
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,256,416

	Total Special District		21,540,528

	State (6.6%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	892,403
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,406,770
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,274,029
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,586,894
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,290,941

	State of Oregon Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,347,042
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	540,895

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,397,382

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	606,210
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,211,560
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,204,640

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,197,240

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,592,268
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,195,680
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,376,800
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,450,885
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,515,576
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,195,680
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,752,456

	State of Oregon Department of Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,972,506
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,297,674

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,829,323

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,203,780

	Total State		41,338,634

	Water & Sewer (0.7%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,144,895

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,834,099

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,367,346

	Total Water & Sewer		4,346,340

	Total General Obligation Bonds		285,301,244

	Revenue Bonds (32.5%)

	City & County (2.7%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,499,474

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	614,341

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,180,639
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,788,529

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,050,300

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,830,432
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,064,478

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,046,840

	Total City & County		17,075,033

	Electric (1.4%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,429,444
3,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	3,594,671

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,802,129

	Total Electric		8,826,244

	Higher Education (2.7%)

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,465,000	5.500%, 03/01/37	NR/NR/NR*	5,475,547

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,136,510
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,361,590

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,314,709
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,119,220
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,328,177

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,647,720

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,057,560
670,000	5.000%, 10/01/32	NR/A/NR	687,152

	Total Higher Education		17,128,185

	Hospital (6.6%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,055,250

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	9,982,781
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,302,560
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,482,338
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,154,270

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/AA-/NR	2,012,680
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,111,900
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,079,180
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,078,500

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,605,840
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,137,440
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,631,142
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,893,581
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,106,320

	Total Hospital		41,633,782

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,359,544

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,539,620

	State of Oregon Housing and Community Services
1,120,000	1.800%, 01/01/23	Aa2/NR/NR	1,064,806
10,000	5.350%, 07/01/30	Aa2/NR/NR	10,000

	Total Housing		3,973,970

	Lottery (4.5%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,152,827
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,972,404
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,721,910
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,183,460
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,372,780
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,607,170
8,500,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	10,220,315
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,776,400
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,183,430

	Total Lottery		28,190,696

	Transportation (6.8%)

	Oregon State Department Transportation Highway Usertax, Senior Lien
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,228,557
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,837,105
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,243,330
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,183,680
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,475,520

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,988,161
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,172,610
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,786,788

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,891,311
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,902,785
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,355,890

	Tri-County Metropolitan Transportation District, Oregon Senior Lien Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,219,550
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	1,965,975
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,388,523

	Tri-County Metropolitan Transportation District, Oregon Senior Lien Payroll Tax
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,264,352

	Total Transportation		42,904,137

	Water and Sewer (7.2%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA+/NR	1,035,424

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,847,606

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	138,469
450,000	5.000%, 08/01/29	Aa2/AA/AA+	538,461

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,095,090

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	751,615

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,816,891
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,113,165

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,301,533
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,363,640
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,371,900
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,338,880

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,356,116

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,348,940

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,355,500

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,065,980

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,192,792
2,565,000	5.000%, 08/01/24	A1/AA-/NR	2,973,220

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,103,263
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,632,120

2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,066,287
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,939,264

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,214,206

	Total Water and Sewer		44,960,362

	Total Revenue Bonds		204,692,409

	Pre-Refunded Bonds (20.6%)††

	Pre-Refunded General Obligation Bonds (11.0%)

	Community College (2.0%)
	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,072,297
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,302,357
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,623,992

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,589,358

	Total Community College		12,588,004

	Higher Education (0.4%)
	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,058,680
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,058,680
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	535,160

	Total Higher Education		2,652,520

	School District (6.9%)

	Clackamas County, Oregon School District #12 (North Clackamas)
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,416,130

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,204,572
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,092,820
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,146,460
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,132,418
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,255,600
500,000	5.000%, 06/15/34	Aa1/AA+/NR	542,600

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,813,165

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,344,100

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,049,190
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,054,540
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,069,540

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,954,613

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	A2/AA+/NR	1,547,299

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,387,341
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,086,810

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,226,642
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,399,695

	Total School District		43,723,535

	Special District (0.3%)

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,118,249

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,066,190

	Total Special District		2,184,439

	State (1.3%)

	State of Oregon Department of Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,421,600

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR	1,591,785
960,000	5.000%, 11/01/28 Series C	NR/NR/NR	1,050,250

	Total State		8,063,635

	Total Pre-Refunded General Obligation Bonds		69,212,133

	Pre-Refunded Revenue Bonds(9.6%)

	Electric (1.3%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,965,662

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,274,960

	Total Electric		8,240,622

	Higher Education (1.6%)

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,141,990

	Oregon State Facilities Authority (Willamette University)
1,830,000	5.000%, 10/01/32	NR/NR/NR*	1,882,905

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,450,000

	Total Higher Education		10,474,895

	Hospital (2.3%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,938,235
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,387,248

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/AA-	4,970,160

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,144,080

	Total Hospital		14,439,723

	Lottery (1.6%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	7,168,734
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,697,650

	Total Lottery		9,866,384

	Transportation (0.8%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	778,028

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	2,019,459
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,148,280

	Total Transportation		4,945,767

	Water and Sewer (2.0%)

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,678,625

	Portland Oregon Sewer System Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,272,700

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,378,720

	Total Water and Sewer		12,330,045

	Total Pre-Refunded Revenue Bonds		60,297,436

	Total Pre-Refunded Bonds		129,509,569

	Total Investments (cost $604,852,513-note b)	98.5%	619,503,222
	Other assets less liabilities	1.5	9,652,801
	Net Assets	100.0%	$629,156,023

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	14.1%
Pre-refunded bonds††	20.9
Aa of Moody's or AA of S&P or Fitch	55.0
A of Moody's or S&P or Fitch	6.1
Baa of Moody's or BBB of S&P	2.6
Not Rated*	1.3
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $604,840,017 amounted to $14,663,205, which consisted of aggregate gross unrealized appreciation of $20,367,119 and aggregate gross unrealized depreciation of $5,703,914.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	619,503,222
Level 3 – Significant Unobservable Inputs	-
Total	$619,503,222
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The T's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 17, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 17, 2017